INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES
3.	INVENTORIES

Inventories consist of the following:
	At December 31,
	2014	2015
	$	$

Raw materials	26,697,632	30,414,215
Work-in-process	990,073	1,286,926
Finished goods	25,195,519	29,866,599
Inventories, net	52,883,224	61,567,740

In 2013, 2014, and 2015, inventories were written down by $1,663,051, $1,353,770, and $192,058, respectively, to reflect the lower of cost or market adjustments.